American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2020

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.9%
Equity Growth Fund Investor Class	2,692,373	76,490,304
Focused Dynamic Growth Fund Investor Class(2)	1,023,837	34,728,561
Growth Fund Investor Class	3,160,465	111,596,015
Heritage Fund Investor Class	4,813,581	92,035,665
Large Company Value Fund Investor Class	14,566,449	132,846,018
Mid Cap Value Fund Investor Class	7,474,326	102,323,523
NT Disciplined Growth Fund Investor Class	2,625,922	33,585,545
Small Cap Growth Fund Investor Class	1,604,414	26,697,445
Small Cap Value Fund Investor Class	4,005,033	23,669,747
Sustainable Equity Fund Investor Class	5,354,781	157,698,298
		791,671,121
Domestic Fixed Income Funds — 22.2%
Diversified Bond Fund Investor Class	21,050,481	238,080,944
Inflation-Adjusted Bond Fund Investor Class	6,625,641	79,242,660
NT High Income Fund Investor Class	4,782,790	40,510,227
Short Duration Inflation Protection Bond Fund Investor Class	1,685,844	17,111,322
		374,945,153
International Equity Funds — 19.3%
Emerging Markets Fund Investor Class	6,738,613	66,914,425
International Growth Fund Investor Class	8,300,245	93,045,747
Non-U.S. Intrinsic Value Fund Investor Class	5,512,734	39,581,433
NT Global Real Estate Fund Investor Class	3,548,989	32,402,271
NT International Small-Mid Cap Fund Investor Class	3,870,134	35,489,132
NT International Value Fund Investor Class	7,944,015	58,785,711
		326,218,719
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	3,391,429	32,252,494
Global Bond Fund Investor Class	8,008,335	80,804,101
International Bond Fund Investor Class(2)	2,596,012	32,865,512
		145,922,107
Money Market Funds — 2.9%
U.S. Government Money Market Fund Investor Class	49,303,192	49,303,192
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,541,814,465)		1,688,060,292
OTHER ASSETS AND LIABILITIES†		(1,122)
TOTAL NET ASSETS — 100.0%		$1,688,059,170

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$185,902	$9,696	$82,501	$(36,607)	$76,490	2,692	$30,141	$7,889
Focused Dynamic Growth Fund(3)	—	33,825	3,318	4,222	34,729	1,024	452	—
Growth Fund	144,506	24,689	46,659	(10,940)	111,596	3,160	12,025	8,063
Heritage Fund	97,324	16,563	7,873	(13,978)	92,036	4,814	573	10,122
Large Company Value Fund	153,288	24,034	27,196	(17,280)	132,846	14,566	1,001	3,046
Mid Cap Value Fund	115,915	9,130	8,779	(13,942)	102,324	7,474	(508)	1,120
NT Disciplined Growth Fund	40,491	1,820	7,663	(1,062)	33,586	2,626	1,963	1,779
Small Cap Growth Fund	—	27,904	—	(1,207)	26,697	1,604	—	1,178
Small Cap Value Fund	—	29,178	—	(5,508)	23,670	4,005	—	490
Sustainable Equity Fund	—	174,378	7,675	(9,005)	157,698	5,355	(1,582)	987
Diversified Bond Fund	271,587	29,765	71,744	8,473	238,081	21,050	2,256	4,385
Inflation-Adjusted Bond Fund	93,822	3,565	20,730	2,586	79,243	6,626	(607)	1,648
NT High Income Fund	48,188	1,984	4,031	(5,631)	40,510	4,783	(304)	1,984
Short Duration Inflation Protection Bond Fund	18,750	762	2,197	(204)	17,111	1,686	(59)	324
Emerging Markets Fund	69,844	5,433	1,004	(7,359)	66,914	6,739	66	990
International Growth Fund	105,430	4,795	12,875	(4,304)	93,046	8,300	1,328	475
Non-U.S. Intrinsic Value Fund(4)	44,991	9,125	2,143	(12,392)	39,581	5,513	(1)	2,068
NT Global Real Estate Fund	40,031	2,639	5,199	(5,069)	32,402	3,549	490	1,613
NT International Small-Mid Cap Fund	39,819	2,693	4,287	(2,736)	35,489	3,870	(267)	684
NT International Value Fund	64,299	14,825	11,078	(9,260)	58,786	7,944	(1,129)	2,510
Emerging Markets Debt Fund	39,779	1,121	5,584	(3,064)	32,252	3,391	(143)	1,121
Global Bond Fund	95,014	4,740	16,761	(2,189)	80,804	8,008	27	1,940
International Bond Fund(3)	37,834	734	5,010	(692)	32,866	2,596	(244)	—
U.S. Government Money Market Fund	71,972	5,796	28,465	—	49,303	49,303	—	660
Core Equity Plus Fund	64,137	2,098	47,525	(18,710)	—	—	17,826	2,098
Small Company Fund	42,423	112	32,634	(9,901)	—	—	10,766	112
	$1,885,346	$441,404	$462,931	$(175,759)	$1,688,060	180,678	$74,070	$57,286

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.